Non-trade and notes receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes Receivable, Current	$ 90,470	$ 117,400
Receivable under reverse repurchase agreement	113,558	54,772
Non-trade accounts receivable	160,506	216,265
Non-trade and notes receivable	$ 364,534	$ 388,437